Accounts receivable	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Receivables [Abstract]
Accounts receivable [Text Block]

5. Accounts receivable

	May 31, 2022	February 28, 2022

Trade accounts receivable	$7,250,256	$6,416,055
Allowance for doubtful accounts	(72,003)	(54,150)
Other receivables	49,015	233,763
Total accounts receivable	$7,227,268	$6,595,668

Other receivables consist of reimbursable costs from multiple customers of SDP and taxes receivable.

During the quarter ended, May 31, 2022, SDP had 191 customers with three of those customers accounting for 85% (February 28, 2022 - 1,138 customers with two of those customers accounting for 78%) of revenues and as at May 31, 2022 those three customers accounted for 95% (February 28, 2022, 84%) of accounts receivable, which is a material concentration of risks. During the quarter ended May 31, 2022, SDP's revenue makes up 54% of total revenues.

During the quarter ended May 31, 2022, Simbex had 28 customers with two of those customers accounting for 73% (February 28, 2022, 28 customers with three of those customers accounting for 52%) of revenues. Additionally, during the quarter ended May 31, 2022, Simbex had three customers which, as at May 31, 2022, accounted for 97% (February 28, 2022, four customers accounted for 74%) of accounts receivable. During the quarter ended May 31, 2022, Simbex's revenue makes up 30% of total revenues.

During the quarter ended, May 31, 2022, Mio-Guard had 212 customers with three of those customers accounting for 46% (February 28, 2022, nil) of accounts receivable, which is a material concentration of risks. During the quarter ended May 31, 2022, Mio-Guard's revenue makes up 14% of total revenues.

5. Accounts receivable
	February 28, 2022	February 28, 2021

Trade accounts receivable	$6,416,055	$-
Allowance for doubtful accounts	(54,150)	-
Other receivables	233,763	-
Total accounts receivable	$6,595,668	$-

Other receivables consist of reimbursable costs from multiple customers of SDP and taxes receivable.

During the year ended February 28, 2022, SDP had 1,138 customers with two of those customers accounting for 78% (February 28, 2021 - nil) of revenues and  as at February 28, 2022 those two customers accounted for 84% (February 28, 2021 - nil) of accounts receivable, which is a material concentration of risks.

During the year ended February 28, 2022, Simbex had 28 customers with three of those customers accounting for 52% (February 28, 2021 - nil) of revenues. Additionally, during the year ended February 28, 2022, Simbex had four customers which, as at February 28, 2022, accounted for 74% (February 28, 2021-nil) of accounts receivable.